Significant accounting policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity	$ (4,128,900)	$ (3,517,600)	$ (3,625,600)		$ (3,232,700)
Deficit
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity	$ (420,000)	(7,500)	$ 199,200		200,700
Short-term Lease
Summary Of Significant Accounting Policies [Line Items]
Lessee, operating lease, lease term	12 months
Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity		5,100			2,300
Cumulative Effect, Period of Adoption, Adjustment | Deficit
Summary Of Significant Accounting Policies [Line Items]
Shareholders' equity		$ 5,073			$ 2,300
Accounting Standards Update 2016-13 | Cumulative Effect, Period of Adoption, Adjustment
Summary Of Significant Accounting Policies [Line Items]
Credit loss on financial instruments				$ 2,293
Vessels
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life	30 years
Number of years between dry-docking	5 years